Contingent Acquisition Consideration (Details) - Schedule of fair value of contingent acquisition - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Contingent Acquisition Consideration (Details) - Schedule of fair value of contingent acquisition [Line Items]
Total contingent acquisition consideration	$ 747,368	$ 1,185,690	$ 1,500,440
Less: long term portion	(429,611)	(782,224)	(798,479)
Contingent acquisition consideration, current portion	$ 317,757	403,466	701,961
Fair Value of HCFM Contingent Acquisition Consideration [Member]
Contingent Acquisition Consideration (Details) - Schedule of fair value of contingent acquisition [Line Items]
Total contingent acquisition consideration		172,124	301,236
Fair Value of CHM Contingent Acquisition Consideration [Member]
Contingent Acquisition Consideration (Details) - Schedule of fair value of contingent acquisition [Line Items]
Total contingent acquisition consideration		276,529	682,661
Fair Value of MOD Contingent Acquisition Consideration [Member]
Contingent Acquisition Consideration (Details) - Schedule of fair value of contingent acquisition [Line Items]
Total contingent acquisition consideration		$ 737,037	$ 516,543